REINSURANCE - Schedule of Reinsurance (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Premiums earned:
Gross amounts, including reinsurance assumed	$ 2,004	$ 1,386	$ 2,926	$ 2,876
Reinsurance ceded	(217)	(357)	(452)	(725)
Net amount	1,787	1,029	2,474	2,151
Other policy revenue:
Gross amounts, including reinsurance assumed	273	281	510	538
Reinsurance ceded	(52)	(81)	(104)	(159)
Net amount	221	200	406	379
Policyholder benefits and claims incurred:
Gross amounts, including reinsurance assumed	(2,541)	(1,468)	(3,409)	(2,877)
Reinsurance ceded	239	389	452	691
Net amount	(2,302)	(1,079)	(2,957)	(2,186)
Interest sensitive contract benefits:
Gross amounts, including reinsurance assumed	(880)	(556)	(1,473)	(1,118)
Reinsurance ceded	103	59	140	97
Net amount	(777)	(497)	(1,333)	(1,021)
Change in fair value of market risk benefits:
Gross amounts, including reinsurance assumed	(118)	25	(246)	(367)
Reinsurance ceded	10	21	(1)	52
Net amount	$ (108)	$ 46	$ (247)	$ (315)